AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Principal Amount	Value
Municipal Bonds - 99.1%
Alabama - 0.8%
Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$8,105,276
Arizona - 0.5%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	5,040,000	5,208,375
California - 4.0%
California Municipal Finance Authority, Community Medical Centers, Series A,
5.000%, 02/01/31	900,000	917,483
5.000%, 02/01/32	1,855,000	1,890,152

City of Los Angeles Department of Airports,
5.000%, 05/15/37	1,250,000	1,288,908
5.000%, 05/15/38	1,000,000	1,021,203

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	5,515,000	5,811,017
San Francisco City & County Airport Commission, San Francisco International Airport, Series A,
5.000%, 05/01/32	3,000,000	3,148,322
5.000%, 05/01/34	5,010,000	5,181,584
5.000%, 05/01/35	5,800,000	5,978,867

State of California,
5.000%, 09/01/29	4,075,000	4,238,859
5.000%, 09/01/35	5,000,000	5,512,548
5.000%, 10/01/36	5,000,000	5,445,518

Total California		40,434,461
Colorado - 0.4%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,391,740
Connecticut - 3.9%
Connecticut State Health & Educational Facilities Authority,
5.000%, 07/01/31	6,205,000	6,426,633
5.000%, 07/01/33	2,750,000	2,845,705
5.000%, 07/01/34	3,100,000	3,200,106

State of Connecticut Special Tax Revenue, Transportation Infrastructure, Series A 5.000%, 01/01/30	10,180,000	10,707,196
State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	7,836,592
State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	8,228,979

Total Connecticut		39,245,211
District of Columbia - 2.8%
District of Columbia, Series A 5.000%, 06/01/30	6,020,000	6,213,696
	Principal Amount	Value

District of Columbia, Series B 5.000%, 06/01/31	$5,080,000	$5,347,841
District of Columbia, Series C,
5.000%, 12/01/33	5,000,000	5,539,591
5.000%, 12/01/34	6,000,000	6,625,924

Washington DC Convention & Sports Authority, Series A 5.000%, 10/01/27	4,845,000	5,087,805

Total District of Columbia		28,814,857
Florida - 3.3%
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	5,917,292
Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	9,410,849
Florida's Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	7,275,965
Lee Memorial Health System, Series A1 5.000%, 04/01/34	5,645,000	5,868,858
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	4,647,721

Total Florida		33,120,685
Georgia - 1.1%
Private Colleges & Universities Authority, Series A 5.000%, 09/01/32	5,000,000	5,557,401
Private Colleges & Universities Authority, Series B 5.000%, 09/01/30	5,365,000	5,852,748

Total Georgia		11,410,149
Illinois - 7.7%
Chicago O'Hare International Airport, Series A 5.000%, 01/01/35	5,010,000	5,298,594
Chicago O'Hare International Airport, Senior Lien, Series A,
5.000%, 01/01/36	10,050,000	10,232,557
5.000%, 01/01/38	5,500,000	5,519,089

Illinois Finance Authority, Series A 4.000%, 08/15/37	5,910,000	5,584,931
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	11,286,605
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,735,000	9,863,871
Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,110,000	10,686,405
State of Illinois, Series A 5.250%, 03/01/37	8,500,000	8,839,952

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Illinois - 7.7% (continued)

State of Illinois, Series B 5.000%, 05/01/34	$10,000,000	$10,446,305

Total Illinois		77,758,309
Indiana - 2.2%
Indiana Finance Authority, Series 1,
5.000%, 10/01/28	1,000,000	1,063,273
5.000%, 10/01/29	3,555,000	3,808,546

Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,465,818
Indiana Finance Authority, Series B 5.000%, 02/01/34	5,815,000	6,419,121
Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	5,146,067

Total Indiana		21,902,825
Iowa - 2.1%
Iowa Finance Authority 5.000%, 08/01/33	5,000,000	5,613,076
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	15,762,005

Total Iowa		21,375,081
Kentucky - 0.6%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc. 5.000%, 10/01/29	5,505,000	5,582,206
Louisiana - 1.5%
Louisiana Stadium & Exposition District, Series A,
5.000%, 07/01/40	2,750,000	2,845,360
5.000%, 07/01/42	11,500,000	11,787,981

Total Louisiana		14,633,341
Maryland - 7.2%
Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	6,860,845
State of Maryland, Department of Transportation,
5.000%, 10/01/28	12,365,000	12,879,247
5.000%, 09/01/29	12,205,000	12,830,483

State of Maryland, Series C,
4.000%, 03/01/28	9,500,000	9,705,257
4.000%, 03/01/29	9,245,000	9,499,185

State of Maryland, Series D,
4.000%, 08/01/28	8,000,000	8,196,213
4.000%, 08/01/29	6,500,000	6,689,684

State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	6,438,214

Total Maryland		73,099,128
Massachusetts - 0.4%
Massachusetts Development Finance Agency 5.250%, 07/01/48	4,250,000	4,184,364
	Principal Amount	Value
Michigan - 1.9%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	$8,000,000	$8,140,739
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	5,817,022
Wayne County Airport Authority, Series A,
5.000%, 12/01/37	2,285,000	2,386,094
5.000%, 12/01/38	1,405,000	1,460,979
5.000%, 12/01/39	1,800,000	1,864,639

Total Michigan		19,669,473
New Jersey - 5.7%
New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,374,939
New Jersey Economic Development Authority, Series SSS,
5.250%, 06/15/36 [1]	3,000,000	3,127,065
5.250%, 06/15/37 [1]	2,000,000	2,062,238

New Jersey State Turnpike Authority Revenue, Series D 5.000%, 01/01/28	6,000,000	6,169,687
New Jersey Transportation Trust Fund Authority, Series A,
5.250%, 06/15/41	2,700,000	2,849,267
5.250%, 06/15/42	2,500,000	2,624,138

New Jersey Transportation Trust Fund Authority, Series B,
5.000%, 06/15/30	6,255,000	6,653,138
5.000%, 06/15/31	7,615,000	8,130,359
5.000%, 06/15/32	5,750,000	6,128,783
5.000%, 06/15/33	6,000,000	6,382,891

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	2,835,380
South Jersey Transportation Authority,
5.000%, 11/01/39	1,150,000	1,152,522
5.000%, 11/01/41	2,500,000	2,484,459

Total New Jersey		57,974,866
New Mexico - 0.8%
New Mexico Finance Authority, Series A 5.000%, 06/15/30	7,500,000	8,140,175
New York - 18.0%
City of New York 5.000%, 08/01/34	5,000,000	5,466,563
City of New York, Series B-1 5.000%, 08/01/32	3,000,000	3,260,559
City of New York, Series C,
5.000%, 08/01/33	1,500,000	1,605,121
5.000%, 08/01/34	3,250,000	3,472,375

City of New York, Series L-5 5.000%, 04/01/33	6,500,000	6,994,811

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New York - 18.0% (continued)

Long Island Power Authority 5.000%, 09/01/35	$5,030,000	$5,258,582
Long Island Power Authority, Series F 5.000%, 09/01/33	3,000,000	3,338,560
Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	14,225,000	14,636,280
Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/28	4,760,000	4,802,474
New York City Transitional Finance Authority Building Aid Revenue, Series 1A, (State Aid Withholding) 5.000%, 07/15/32	9,485,000	10,278,170
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, (State Aid Withholding) 5.000%, 07/15/31	5,080,000	5,348,876
New York City Transitional Finance Authority Future Tax Secured Revenue,
5.000%, 11/01/31	2,500,000	2,702,804
5.000%, 11/01/32	4,000,000	4,318,578

New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1,
5.000%, 02/01/37	7,000,000	7,374,331
5.000%, 02/01/39	4,000,000	4,168,668
5.000%, 05/01/40	2,500,000	2,603,737
5.000%, 05/01/41	3,000,000	3,112,608

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	1,753,226
New York State Dormitory Authority, Series 1 5.000%, 03/15/30	5,000,000	5,395,052
New York State Dormitory Authority, Series 2,
5.000%, 09/15/30	5,000,000	5,373,752
5.000%, 09/15/33	5,000,000	5,491,843

New York State Dormitory Authority, Series A,
5.000%, 03/15/31	7,670,000	8,092,938
5.000%, 03/15/32	8,000,000	8,709,739
5.000%, 03/15/32	3,000,000	3,273,944
5.000%, 03/15/33	3,200,000	3,513,567

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	8,447,874
New York State Urban Development Corp. 5.000%, 03/15/32	7,000,000	7,513,188
New York Transportation Development Corp.,
4.000%, 10/31/41	1,250,000	1,069,946
4.000%, 10/31/46	1,500,000	1,226,702
5.000%, 12/01/30	1,000,000	1,051,040
5.000%, 12/01/31	1,100,000	1,154,609
5.000%, 12/01/32	1,450,000	1,517,261
5.000%, 12/01/33	1,000,000	1,045,890
5.000%, 12/01/36	10,000,000	10,107,399

	Principal Amount	Value

Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	$6,545,000	$6,921,980
Triborough Bridge & Tunnel Authority,
5.000%, 11/15/30	7,500,000	8,082,704
5.000%, 11/15/33	3,970,000	4,359,530

Total New York		182,845,281
North Carolina - 2.1%
County of Union NC Enterprise System Revenue,
1.750%, 06/01/34	3,300,000	2,426,819
1.750%, 06/01/35	4,225,000	3,021,232
1.850%, 06/01/36	4,315,000	3,017,101
2.125%, 06/01/40	3,350,000	2,177,016

North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	10,000,000	10,476,886

Total North Carolina		21,119,054
Ohio - 0.8%
Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	5,235,721
Ohio Water Development Authority Water Pollution Control Loan Fund, Series B 5.000%, 06/01/35	2,500,000	2,764,410

Total Ohio		8,000,131
Oregon - 1.9%
Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	10,172,686
Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	9,384,303

Total Oregon		19,556,989
Pennsylvania - 3.5%
Allegheny County Airport Authority, Series A,
5.000%, 01/01/31	1,350,000	1,400,748
5.000%, 01/01/32	2,215,000	2,297,982

Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Series A 5.000%, 07/15/31	5,530,000	5,805,491
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,171,473
Hospitals & Higher Education Facilities Authority of Philadelphia, (AGM)
4.000%, 07/01/38	2,500,000	2,312,358
4.000%, 07/01/39	2,000,000	1,819,285

Pennsylvania Economic Development Financing Authority,
5.250%, 06/30/35	3,000,000	3,176,666
5.750%, 06/30/48	5,000,000	5,214,163

Pennsylvania Turnpike Commission, Series A 5.000%, 12/01/33	5,000,000	5,456,620

Total Pennsylvania		35,654,786

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
South Carolina - 1.1%
Richland County School District No 2, Series A, (South Carolina School District)
2.000%, 03/01/38	$6,190,000	$4,156,968
2.000%, 03/01/39	10,080,000	6,579,004

Total South Carolina		10,735,972
Tennessee - 0.6%
City of Chattanooga Electric Revenue 2.000%, 09/01/39	8,925,000	5,771,559
Texas - 12.1%
City of Corpus Christi Utility System Revenue, Junior Lien 5.000%, 07/15/29	3,125,000	3,307,358
City of Houston Airport System Revenue, Series A,
4.000%, 07/01/35	1,100,000	1,035,228
4.000%, 07/01/36	1,100,000	1,031,298
5.000%, 07/01/34	2,835,000	2,942,158

City of San Antonio Electric & Gas Systems Revenue, Series A,
5.000%, 02/01/31	10,715,000	11,468,046
5.000%, 02/01/34	5,460,000	5,939,484
5.000%, 02/01/35	3,000,000	3,250,075
5.000%, 02/01/37	3,010,000	3,151,584
5.000%, 02/01/38	2,985,000	3,094,303

County of Harris Toll Road Revenue, Series A 5.000%, 08/15/34	5,000,000	5,467,579
Dallas Area Rapid Transit, Senior Lien, (AMBAC) 5.250%, 12/01/28	8,865,000	9,554,018
Denton Independent School District, (PSF-GTD)
5.000%, 08/15/33	5,000,000	5,544,650
5.000%, 08/15/35	3,000,000	3,297,010

Lamar Consolidated Independent School District 5.000%, 02/15/34	7,965,000	8,734,598
Leander Independent School District, (PSF-GTD) 5.000%, 02/15/32	6,795,000	7,456,231
Lower Colorado River Authority 5.000%, 05/15/31	6,000,000	6,439,891
Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	3,831,316
North Texas Municipal Water District Water System Revenue, Refunding and Improvement 5.000%, 09/01/29	7,350,000	7,572,310
North Texas Tollway Authority, 2nd Tier, Series B,
5.000%, 01/01/31	2,000,000	2,025,132
5.000%, 01/01/32	3,010,000	3,083,306

North Texas Tollway Authority, Series A 5.250%, 01/01/38	4,500,000	4,732,924
	Principal Amount	Value

Prosper Independent School District, Series A, (PSF-GTD)
1.750%, 02/15/34	$3,565,000	$2,612,365
1.750%, 02/15/35	5,155,000	3,668,164

State of Texas, Series A 5.000%, 10/01/29	5,000,000	5,109,096
Texas Private Activity Bond Surface Transportation Corp., Series A,
4.000%, 12/31/37	5,000,000	4,563,463
4.000%, 12/31/38	3,735,000	3,372,082

Total Texas		122,283,669
Utah - 3.2%
Intermountain Power Agency,
5.000%, 07/01/33	3,500,000	3,839,693
5.000%, 07/01/34	3,500,000	3,818,690
5.000%, 07/01/35	3,250,000	3,526,722

Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	5,680,900
Salt Lake City Corp. Airport Revenue, Series A,
5.000%, 07/01/29	3,450,000	3,540,281
5.000%, 07/01/30	6,585,000	6,741,821

University of Utah/The, Series B 5.000%, 08/01/37	5,000,000	5,332,482

Total Utah		32,480,589
Virginia - 1.4%
Virginia College Building Authority 5.000%, 02/01/33	8,250,000	9,136,012
Virginia Small Business Financing Authority,
4.000%, 01/01/37	3,000,000	2,721,552
4.000%, 01/01/38	3,000,000	2,707,419

Total Virginia		14,564,983
Washington - 5.0%
Energy Northwest, Series A 5.000%, 07/01/35	8,000,000	8,812,316
Port of Seattle, Series C 5.000%, 08/01/31	5,000,000	5,234,026
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	7,578,143
State of Washington, Series B 5.000%, 08/01/31	4,680,000	4,837,181
State of Washington, Series C 5.000%, 07/01/28	10,280,000	10,420,582
State of Washington, Series R 5.000%, 07/01/31	9,975,000	10,094,436
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,293,278

Total Washington		50,269,962

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
West Virginia - 0.9%
West Virginia Parkways Authority,
5.000%, 06/01/37	$1,750,000	$1,860,703
5.000%, 06/01/38	2,000,000	2,110,362
5.000%, 06/01/39	5,150,000	5,399,837

Total West Virginia		9,370,902
Wisconsin - 1.6%
State of Wisconsin, Series 2 5.000%, 05/01/35	5,000,000	5,545,477
Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	10,405,000	10,850,579

Total Wisconsin		16,396,056

Total Municipal Bonds (Cost $1,086,460,687)		1,004,100,455
Value

Total Investments - 99.1% (Cost $1,086,460,687)	$1,004,100,455
Other Assets, less Liabilities - 0.9%	9,540,657
Net Assets - 100.0%	$1,013,641,112

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2023, amounted to $5,189,303, or 0.5% of net assets.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,004,100,455	—	$1,004,100,455
Total Investments in Securities	—	$1,004,100,455	—	$1,004,100,455

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.